Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net (Details) [Line Items]
Capital leased assets, gross	$ 149,333	$ 987,640
Capital leases accumulated depreciation	43,079	952,761
Depreciation expenses	1,521,234	$ 1,365,945	$ 1,374,737
Revenue equipment	1,077,794
Accumulated depreciation	1,018,480
Proceeds of resulting	78,107
Disposal gain	17,761
Property plant and equipment disposal disclosure, description		the Company disposed revenue equipment with cost of $610,056 with accumulated depreciation $579,553 for proceeds of $55,863 resulting in disposal gain of $25,558. For the years ended December 31, 2018, the Company disposed revenue equipment with cost of $972,606 with accumulated depreciation $875,000 for proceeds of $90,803 resulting in disposal loss of $6,803.
Property plant equipment disposal		$ 610,056	972,606
Accumulated depreciation		579,553	875,000
Proceeds from sale of property plant and equipment		55,863	90,803
Gain loss on disposition of assets		25,558	6,803
Revenue equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 27,888	$ 332,993	$ 443,046